UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

October 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 97.4%

	Aerospace & Defense – 2.6%

52,215	Raytheon Company	$2,364,295

	Beverages – 2.5%

42,385	Coca-Cola Company	2,259,544

	Capital Markets – 3.0%

12,595	BlackRock Inc.	2,726,692

	Commercial Banks – 2.0%

38,680	Cullen/Frost Bankers, Inc.	1,809,837

	Commercial Services & Supplies – 2.8%

86,805	Waste Management, Inc.	2,593,733

	Communications Equipment – 2.7%

59,605	QUALCOMM, Inc.	2,468,243

	Computers & Peripherals – 3.1%

23,185	International Business Machines Corporation (IBM)	2,796,343

	Diversified Financial Services – 2.4%

53,205	JPMorgan Chase & Co.	2,222,373

	Diversified Telecommunication Services – 5.7%

101,255	AT&T Inc.	2,599,216

31,070	Telefonica SA	2,607,705
	Total Diversified Telecommunication Services	5,206,921

	Electric Utilities – 4.6%

46,665	Exelon Corporation	2,191,388

40,985	FPL Group, Inc.	2,012,364
	Total Electric Utilities	4,203,752

	Electrical Equipment – 3.0%

71,360	Emerson Electric Company	2,693,840

	Gas Utilities – 2.9%

62,935	EQT Corporation	2,634,459

	Health Care Equipment & Supplies – 5.7%

19,955	Alcon, Inc.	2,849,374

34,285	Becton, Dickinson and Company	2,343,723
	Total Health Care Equipment & Supplies	5,193,097

	Hotels, Restaurants & Leisure – 2.7%

76,050	YUM! Brands, Inc.	2,505,848

	Household Durables – 1.7%

51,485	Garmin Limited	1,557,936

	Household Products – 2.6%

40,645	Procter & Gamble Company	2,357,410

	Insurance – 2.5%

56,115	AFLAC Incorporated	2,328,211

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

October 31, 2009

Shares	Description (1)			Value

	IT Services – 3.0%

95,930	Paychex, Inc.			$2,725,371

	Machinery – 3.0%

74,272	PACCAR Inc.			2,778,516

	Media – 3.8%

97,600	Shaw Communication Inc.			1,732,400

53,470	Thomson Corporation			1,692,326
	Total Media			3,424,726

	Metals & Mining – 2.3%

66,060	Southern Copper Corporation			2,080,890

	Oil, Gas & Consumable Fuels – 8.7%

39,810	Chevron Corporation			3,047,057

32,550	EnCana Corporation			1,802,945

52,395	Royal Dutch Shell PLC, Class A			3,112,787
	Total Oil, Gas & Consumable Fuels			7,962,789

	Pharmaceuticals – 2.8%

51,260	Abbott Laboratories			2,592,218

	Semiconductors & Equipment – 2.7%

103,055	Microchip Technology Incorporated			2,469,198

	Software – 3.1%

102,900	Microsoft Corporation			2,853,417

	Specialty Retail – 2.4%

39,050	Sherwin-Williams Company			2,227,412

	Textiles, Apparel & Luxury Goods – 2.7%

34,175	VF Corporation			2,427,792

	Thrifts & Mortgage Finance – 4.5%

172,885	Hudson City Bancorp, Inc.			2,271,709

171,460	New York Community Bancorp, Inc.			1,850,053
	Total Thrifts & Mortgage Finance			4,121,762

	Tobacco – 5.9%

35,800	Lorillard Inc.			2,782,376

54,575	Philip Morris International			2,584,672
	Total Tobacco			5,367,048
	Total Common Stocks (cost $85,263,530)			88,953,673

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.9%

$1,767	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/09, repurchase price $1,767,252, collateralized by $1,830,000 U.S. Treasury Notes, 3.125%, due 5/15/19, value $1,804,838	0.010%	11/02/09	$1,767,251
	Total Short-Term Investments (cost $1,767,251)			1,767,251
	Total Investments (cost $87,030,781) – 99.3%			90,720,924
	Other Assets Less Liabilities – 0.7%			594,773
	Net Assets – 100%			$91,315,697

2	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$88,953,673	$—	$—	$88,953,673
Short-Term Investments	1,767,251	—	—	1,767,251
Total	$90,720,924	$—	$—	$90,720,924

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $88,270,437.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$6,993,323
Depreciation	(4,542,836)
Net unrealized appreciation (depreciation) of investments	$2,450,487

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

October 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 97.5%

	Aerospace & Defense – 5.3%

13,835	ITT Industries, Inc.	$701,435

9,470	Raytheon Company	428,802

6,735	United Technologies Corporation	413,866
	Total Aerospace & Defense	1,544,103

	Air Freight & Logistics – 1.6%

14,375	Expeditors International of Washington, Inc.	463,163

	Biotechnology – 2.1%

14,480	Gilead Sciences, Inc., (2)	616,124

	Capital Markets – 2.6%

4,485	Goldman Sachs Group, Inc.	763,212

	Chemicals – 4.8%

8,015	Monsanto Company	538,448

10,975	Praxair, Inc.	871,853
	Total Chemicals	1,410,301

	Commercial Services & Supplies – 2.0%

19,045	Waste Management, Inc.	569,065

	Communications Equipment – 3.0%

20,915	QUALCOMM, Inc.	866,089

	Computers & Peripherals – 2.3%

5,500	International Business Machines Corporation (IBM)	663,355

	Construction & Engineering – 1.5%

10,320	Jacobs Engineering Group, Inc., (2)	436,433

	Diversified Financial Services – 2.4%

2,285	CME Group, Inc.	691,464

	Electrical Equipment – 2.0%

15,400	Emerson Electric Company	581,350

	Electronic Components – 2.2%

16,115	Amphenol Corporation, Class A	646,534

	Electronic Equipment & Instruments – 1.7%

18,200	FLIR Systems Inc., (2)	506,142

	Energy Equipment & Services – 3.1%

14,755	Schlumberger Limited	917,760

	Food Products – 1.9%

9,525	Bunge Limited	543,497

	Health Care Equipment & Supplies – 9.4%

5,115	Alcon, Inc.	730,371

6,905	Becton, Dickinson and Company	472,026

10,350	C. R. Bard, Inc.	776,975

7,250	Stryker Corporation	333,500

10,800	Varian Medical Systems, Inc., (2)	442,584
	Total Health Care Equipment & Supplies	2,755,456

4	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 4.4%

7,430	Express Scripts, Inc., (2)	$593,806

12,610	Quest Diagnostics Incorporated	705,277
	Total Health Care Providers & Services	1,299,083

	Hotels, Restaurants & Leisure – 2.1%

10,585	McDonald’s Corporation	620,387

	Household Products – 2.0%

10,050	Procter & Gamble Company	582,900

	Internet Software & Services – 2.7%

1,475	Google Inc., Class A, (2)	790,777

	IT Services – 6.5%

22,910	Accenture Limited	849,502

10,350	Affiliated Computer Services, Inc., (2)	539,132

28,195	Western Union Company	512,303
	Total IT Services	1,900,937

	Life Sciences Tools & Services – 1.4%

6,900	Waters Corporation, (2)	396,267

	Machinery – 6.8%

12,930	Illinois Tool Works, Inc.	593,746

12,295	Parker Hannifin Corporation	651,143

16,150	Stanley Works	730,465
	Total Machinery	1,975,354

	Media – 2.2%

18,930	Omnicom Group, Inc.	648,920

	Office Electronics – 2.0%

78,515	Xerox Corporation	590,433

	Oil, Gas & Consumable Fuels – 2.8%

19,698	XTO Energy, Inc.	818,648

	Pharmaceuticals – 4.1%

8,555	Allergan, Inc.	481,219

14,360	Teva Pharmaceutical Industries Limited, Sponsored ADR	724,893
	Total Pharmaceuticals	1,206,112

	Road & Rail – 3.1%

7,125	Burlington Northern Santa Fe Corporation	536,655

8,055	Norfolk Southern Corporation	375,524
	Total Road & Rail	912,179

	Semiconductors & Equipment – 2.8%

42,290	Intel Corporation	808,162

	Software – 3.1%

38,400	Activision Blizzard Inc., (2)	415,872

16,700	Intuit, Inc., (2)	485,469
	Total Software	901,341

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

October 31, 2009

Shares	Description (1)			Value

	Specialty Retail – 2.3%

15,445	Ross Stores, Inc.			$679,734

	Textiles, Apparel & Luxury Goods – 1.3%

6,315	Nike, Inc., Class B			392,667
	Total Common Stocks (cost $29,128,803)			28,497,949

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.4%

$127	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/09, repurchase price $126,839, collateralized by $120,000 U.S. Treasury Notes, 4.250%, due 8/15/15, value $131,400	0.010%	11/02/09	$126,839
	Total Short-Term Investments (cost $126,839)			126,839
	Total Investments (cost $29,255,642) – 97.9%			28,624,788
	Other Assets Less Liabilities – 2.1%			613,246
	Net Assets – 100%			$29,238,034

6	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$28,497,949	$—	$—	$28,497,949
Short-Term Investments	126,839	—	—	126,839
Total	$28,624,788	$—	$—	$28,624,788

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $29,941,811.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$1,566,793
Depreciation	(2,883,816)
Net unrealized appreciation (depreciation) of investments	$(1,317,023)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund

October 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 97.3%

	Capital Markets – 1.6%

3,000	GFI Group, Inc.	$15,450

	Chemicals – 10.0%

300	CF Industries Holdings, Inc.	24,975

1,100	H.B. Fuller Company	21,021

350	Lubrizol Corporation	23,296

900	Terra Industries, Inc.	28,593
	Total Chemicals	97,885

	Commercial Banks – 2.8%

1,325	TCF Financial Corporation	15,675

300	UMB Financial Corporation	11,931
	Total Commercial Banks	27,606

	Communications Equipment – 2.5%

550	F5 Networks, Inc., (2)	24,690

	Computers & Peripherals – 5.9%

500	Lexmark International, Inc., Class A, (2)	12,750

500	Network Appliance Inc., (2)	13,525

1,800	QLogic Corporation, (2)	31,572
	Total Computers & Peripherals	57,847

	Construction & Engineering – 2.1%
800	Shaw Group Inc., (2)	20,528

	Diversified Consumer Services – 2.7%
1,600	Regis Corporation	25,984

	Electronic Equipment & Instruments – 3.3%
1,800	Ingram Micro, Inc., (2)	31,770

	Energy Equipment & Services – 6.1%

700	ENSCO International Incorporated	32,053

1,200	Rowan Companies Inc.	27,900
	Total Energy Equipment & Services	59,953

	Food Products – 1.9%
500	Hormel Foods Corporation	18,230

	Health Care Equipment & Supplies – 4.4%

655	Teleflex Inc.	32,584

250	Varian Medical Systems, Inc., (2)	10,245
	Total Health Care Equipment & Supplies	42,829

	Health Care Providers & Services – 9.6%

1,300	AmerisourceBergen Corporation	28,795

1,150	Centene Corporation, (2)	20,505

300	Express Scripts, Inc., (2)	23,976

300	Laboratory Corporation of America Holdings, (2)	20,667
	Total Health Care Providers & Services	93,943

	Insurance – 1.2%

300	Torchmark Corporation	12,180

8	Nuveen Investments

Shares	Description (1)	Value

	IT Services – 4.3%

900	Amdocs Limited, (2)	$22,680

400	Global Payments Inc.	19,692
	Total IT Services	42,372

	Life Sciences Tools & Services – 2.4%

400	Waters Corporation, (2)	22,972

	Machinery – 2.3%

500	Stanley Works	22,615

	Marine – 2.8%

800	Kirby Corporation, (2)	27,040

	Personal Products – 2.1%

600	Herbalife, Limited	20,190

	Pharmaceuticals – 1.3%

600	Medicis Pharmaceutical Corporation	12,702

	Professional Services – 3.5%

150	Dun and Bradstreet Inc.	11,484

1,400	Korn Ferry International, (2)	22,344
	Total Professional Services	33,828

	Road & Rail – 2.0%

800	Kansas City Southern Industries, (2)	19,384

	Semiconductors & Equipment – 6.1%

700	Analog Devices, Inc.	17,941

2,700	Micrel, Incorporated	20,169

1,000	Xilinx, Inc.	21,750
	Total Semiconductors & Equipment	59,860

	Software – 8.7%

850	Autodesk, Inc., (2)	21,191

700	Check Point Software Technology Limited, (2)	21,749

2,700	SonicWALL, Inc., (2)	21,438

925	Synopsys Inc., (2)	20,350
	Total Software	84,728

	Specialty Retail – 5.3%

600	Buckle Inc.	18,006

400	Joseph A Bank Clothiers, Inc., (2)	16,392

400	Ross Stores, Inc.	17,604
	Total Specialty Retail	52,002

	Trading Companies & Distributors – 2.4%

250	W.W. Grainger, Inc.	23,433
	Total Investments (cost $944,373) – 97.3%	950,021
	Other Assets Less Liabilities – 2.7%	26,355
	Net Assets – 100%	$976,376

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund (continued)

October 31, 2009

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$950,021	$—	$—	$950,021

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $951,190.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$110,793
Depreciation	(111,962)
Net unrealized appreciation (depreciation) of investments	$(1,169)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

10	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund

October 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 96.6%

	Aerospace & Defense – 2.3%

1,900	United Technologies Corporation	$116,755

	Air Freight & Logistics – 0.9%

790	C.H. Robinson Worldwide, Inc.	43,537

	Biotechnology – 2.5%

930	Celgene Corporation, (2)	47,477

1,785	Gilead Sciences, Inc., (2)	75,952
	Total Biotechnology	123,429

	Capital Markets – 6.0%

415	BlackRock Inc.	89,843

4,625	Charles Schwab Corporation	80,198

610	Goldman Sachs Group, Inc.	103,804

1,200	Invesco LTD	25,380
	Total Capital Markets	299,225

	Chemicals – 2.2%

1,100	Ecolab Inc.	48,356

885	Monsanto Company	59,454
	Total Chemicals	107,810

	Communications Equipment – 7.6%

6,140	Cisco Systems, Inc., (2)	140,299

3,065	Juniper Networks Inc., (2)	78,188

3,940	QUALCOMM, Inc.	163,155
	Total Communications Equipment	381,642

	Computers & Peripherals – 8.4%

1,065	Apple, Inc., (2)	200,753

3,620	Hewlett-Packard Company	171,805

400	International Business Machines Corporation (IBM)	48,244
	Total Computers & Peripherals	420,802

	Construction & Engineering – 0.7%

1,465	AECOM Technology Corporation, (2)	36,977

	Diversified Financial Services – 3.7%

465	Intercontinental Exchange, Inc., (2)	46,588

3,295	JPMorgan Chase & Co.	137,632
	Total Diversified Financial Services	184,220

	Electrical Equipment – 0.8%

340	First Solar Inc., (2)	41,456

	Energy Equipment & Services – 1.7%

875	FMC Technologies Inc., (2)	46,025

2,115	Weatherford International Ltd, (2)	37,076
	Total Energy Equipment & Services	83,101

	Food & Staples Retailing – 2.9%

720	Costco Wholesale Corporation	40,932

2,975	CVS Caremark Corporation	105,018
	Total Food & Staples Retailing	145,950

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund (continued)

October 31, 2009

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 2.7%

1,610	Baxter International, Inc.	$87,037

1,610	Mindray Medical International Limited, Sponsored ADR	49,475
	Total Health Care Equipment & Supplies	136,512

	Health Care Providers & Services – 3.9%

3,440	Medco Health Solutions, Inc., (2)	193,053

	Hotels, Restaurants & Leisure – 0.9%

1,625	Carnival Corporation	47,320

	Internet & Catalog Retail – 3.9%

600	Amazon.com, Inc., (2)	71,286

790	Priceline.com Incorporated, (2)	124,654
	Total Internet & Catalog Retail	195,940

	Internet Software & Services – 6.4%

1,700	eBay Inc., (2)	37,859

950	Equinix Inc., (2)	81,054

380	Google Inc., Class A, (2)	203,724
	Total Internet Software & Services	322,637

	IT Services – 10.2%

1,610	Accenture Limited	59,699

4,445	Cognizant Technology Solutions Corporation, Class A, (2)	171,799

500	MasterCard, Inc.	109,510

2,220	Visa Inc.	168,187
	Total IT Services	509,195

	Machinery – 2.4%

1,755	Danaher Corporation	119,744

	Metals & Mining – 1.0%

700	Freeport-McMoRan Copper & Gold, Inc.	51,352

	Multiline Retail – 2.6%

1,300	Kohl’s Corporation, (2)	74,386

1,100	Target Corporation	53,273
	Total Multiline Retail	127,659

	Oil, Gas & Consumable Fuels – 7.1%

900	Peabody Energy Corporation	35,631

1,465	Petrohawk Energy Corporation, (2)	34,457

1,250	Petroleo Brasileiro, Sponsored ADR	57,775

3,005	Southwestern Energy Company, (2)	130,958

3,000	Suncor Energy, Inc.	99,060
	Total Oil, Gas & Consumable Fuels	357,881

	Pharmaceuticals – 2.4%

2,400	Teva Pharmaceutical Industries Limited, Sponsored ADR	121,152

	Road & Rail – 2.5%

2,300	Union Pacific Corporation	126,822

12	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Equipment – 2.4%

1,000	Lam Research Corporation, (2)			$33,720

1,540	Linear Technology Corporation			39,855

3,400	Marvell Technology Group Ltd., (2)			46,648
	Total Semiconductors & Equipment			120,223

	Software – 4.6%

1,610	Adobe Systems Incorporated, (2)			53,033

3,100	Microsoft Corporation			85,963

4,335	Oracle Corporation			91,469
	Total Software			230,465

	Specialty Retail – 1.9%

1,185	Best Buy Co., Inc.			45,243

1,285	O’Reilly Automotive Inc., (2)			47,905
	Total Specialty Retail			93,148

	Trading Companies & Distributors – 1.0%

1,395	Fastenal Company			48,128

	Wireless Telecommunication Services – 1.0%

1,360	American Tower Corporation, (2)			50,075
	Total Common Stocks (cost $4,224,092)			4,836,210

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.6%

$179	Repurchase Agreement with State Street Bank, dated 10/31/09, repurchase price $178,929, collateralized by $185,000 U.S. Treasury Bills, 0.000%, due 4/15/10, value $184,871	0.010%	11/02/09	$178,928
	Total Short-Term Investments (cost $178,928)			178,928
	Total Investments (cost $4,403,020) – 100.2%			5,015,138
	Other Assets Less Liabilities – (0.2)%			(10,066)
	Net Assets – 100%			$5,005,072

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund (continued)

October 31, 2009

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,836,210	$—	$—	$4,836,210
Short-Term Investments	178,928	—	—	178,928
Total	$5,015,138	$—	$—	$5,015,138

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $4,403,531.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$657,273
Depreciation	(45,666)
Net unrealized appreciation (depreciation) of investments	$611,607

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

October 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 93.2%

	Aerospace & Defense – 2.5%

990,456	Embraer Aircraft Corporation	$5,026,497

464,016	Thales S.A., (4)	22,482,759
	Total Aerospace & Defense	27,509,256

	Auto Components – 1.8%

500,408	Magna International Inc., Class A	19,831,169

	Beverages – 2.7%

1,590,900	Coca Cola West Holdings Company, (4)	29,551,650

	Building Products – 1.5%

983,000	JS Group Corporation, (4)	16,043,067

	Capital Markets – 1.2%

782,069	UBS AG, (2)	12,974,525

	Commercial Banks – 2.1%

144,414	Societe Generale, (4)	9,591,960

2,519,000	Sumitomo Trust & Banking Company, (4)	13,123,974
	Total Commercial Banks	22,715,934

	Commercial Services & Supplies – 3.0%

186,384	Dai Nippon Printing Co., Ltd., ADR, (4)	2,339,119

2,401,000	Dai Nippon Printing Co., Ltd., (4)	30,083,077
	Total Commercial Services & Supplies	32,422,196

	Communications Equipment – 2.5%

3,844,264	Alcatel-Lucent, (2), (4)	14,396,558

1,056,891	Nokia Oyj, Sponsored ADR	13,327,396
	Total Communications Equipment	27,723,954

	Computers & Peripherals – 0.9%

231,819	Gemalto N.V., (2), (4)	9,742,774

	Containers & Packaging – 1.4%

1,271,325	Rexam PLC, (4)	5,756,816

566,000	Toyo Seikan Kaisha, (4)	9,508,732
	Total Containers & Packaging	15,265,548

	Diversified Telecommunication Services – 6.9%

556,120	Belgacom S.A., (4)	20,828,769

1,423,359	Nippon Telegraph and Telephone Corporation, ADR	29,235,794

22,384,433	Telecom Italia S.p.A., (4)	24,633,783
	Total Diversified Telecommunication Services	74,698,346

	Electric Utilities – 3.1%

673,700	Centrais Electricas Brasileiras S.A., ADR, (2)	8,576,201

479,544	Centrais Electricas Brasileiras S.A., Electrobras	6,781,018

1,331,818	Korea Electric Power Corporation, Sponsored ADR, (2)	18,485,634
	Total Electric Utilities	33,842,853

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

October 31, 2009

Shares	Description (1)	Value

	Electrical Equipment – 0.9%

18,199	Areva CI, (4)	$9,564,702

	Electronic Equipment & Instruments – 5.2%

887,700	Fujifilm Holdings Corp, (4)	25,236,666

658,400	Mabuchi Motor Company Limited, (4)	31,506,104
	Total Electronic Equipment & Instruments	56,742,770

	Energy Equipment & Services – 0.9%

157,707	Technip SA, (4)	9,894,246

	Food & Staples Retailing – 4.3%

506,576	Carrefour SA, (4)	21,743,627

1,169,900	Seven & I Holdings, (4)	25,611,736
	Total Food & Staples Retailing	47,355,363

	Household Durables – 1.6%

2,002,000	Sekisui House, Ltd., (4)	17,312,748

	Household Products – 1.0%

470,000	KAO Corporation, (4)	10,468,697

	Industrial Conglomerates – 1.9%

230,014	Siemens AG, Sponsored ADR, (4)	20,785,661

	Insurance – 2.8%

382,341	Axis Capital Holdings Limited	11,045,831

857,300	Mitsui Sumitomo Insurance Company Limited, (4)	19,956,252
	Total Insurance	31,002,083

	Leisure Equipment & Products – 1.5%

1,141,200	Sega Sammy Holdings Inc., (4)	16,203,247

	Media – 1.6%

763,259	Walters Kluwer N.V., (4)	17,015,447

	Metals & Mining – 14.0%

4,742,800	Alumina Limited, (2), (4)	6,960,017

692,143	AngloGold Ashanti Limited, Sponsored ADR	25,983,048

1,044,107	Barrick Gold Corporation	37,514,765

1,604,808	Gold Fields Limited, (4)	20,531,951

411,049	Impala Platinum Holdings Limited, (4)	9,044,512

610,941	Ivanhoe Mines Ltd., (2)	6,579,835

1,534,469	Kinross Gold Corporation	28,510,434

593,693	Newcrest Mining Limited, (4)	17,065,561
	Total Metals & Mining	152,190,123

	Multi-Utilities – 1.4%

2,121,888	United Utilities PLC, (4)	15,297,495

	Oil, Gas & Consumable Fuels – 8.3%

478,515	BP PLC, Sponsored ADR	27,093,519

577,371	ERG S.p.A., (4)	8,522,137

983,046	Nexen Inc.	21,105,998

16	Nuveen Investments

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels (continued)

573,716	Royal Dutch Shell PLC, Class B, Sponsored ADR			$33,367,323
	Total Oil, Gas & Consumable Fuels			90,088,977

	Personal Products – 2.5%

1,485,000	Shiseido Company, Limited, (4)			27,111,831

	Pharmaceuticals – 6.1%

676,456	Novartis AG, (4)			35,225,876

428,823	Sanofi-Aventis, SA, (4)			31,433,678
	Total Pharmaceuticals			66,659,554

	Semiconductors & Equipment – 1.6%

266,000	Rohm Company Limited, (4)			17,640,294

	Software – 1.0%

41,400	Nintendo Co., Ltd., (4)			10,384,135

	Textiles, Apparel & Luxury Goods – 1.8%

1,637,000	Wacoal Holdings Corporation, (4)			19,810,005

	Wireless Telecommunication Services – 5.2%

2,015,770	SK Telecom Company Limited, ADR			33,683,516

10,520,833	Vodafone Group PLC, (4)			23,186,092
	Total Wireless Telecommunication Services			56,869,608
	Total Common Stocks (cost $1,009,269,069)			1,014,718,258

Shares	Description (1)	Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 1.2%

	Communications Equipment – 1.2%

17,517	Lucent Technologies Capital Trust I	7.750%	B3	$13,531,883
	Total Convertible Preferred Securities (cost $5,715,958)			13,531,883

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.6%

$49,589	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/09, repurchase price $49,589,014, collateralized by $37,765,000 U.S. Treasury Bonds, 7.125%, due 2/15/23, value $50,582,441	0.010%	11/02/09	$49,588,973
	Total Short-Term Investments (cost $49,588,973)			49,588,973
	Total Investments (cost $1,064,574,000) – 99.0%			1,077,839,114
	Other Assets Less Liabilities – 1.0%			11,410,668
	Net Assets – 100%			$1,089,249,782

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	For fair value measurement disclosure purposes, investment categorized as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

October 31, 2009

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$339,122,503	$675,595,755	$—	$1,014,718,258
Preferred Securities**	—	13,531,883	—	13,531,883
Short-Term Investments	49,588,973	—	—	49,588,973
Total	$388,711,476	$689,127,638	$—	$1,077,839,114
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $1,078,483,407.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$101,088,154
Depreciation	(101,732,447)
Net unrealized appreciation (depreciation) of investments	$(644,293)

18	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

October 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 88.3%

	Aerospace & Defense – 1.8%

190,250	Thales S.A., (3)	$9,218,098

	Airlines – 0.9%

173,900	WestJet Airlines Limited	1,764,635

281,851	WestJet Airlines Limited, 144A	2,860,055
	Total Airlines	4,624,690

	Beverages – 0.7%

221,000	Kirin Holdings Company, Limited, (3)	3,607,400

	Building Products – 0.4%

119,000	JS Group Corporation, (3)	1,942,141

	Capital Markets – 2.5%

1,026,000	Daiwa Securities Group Inc., (3)	5,400,166

1,599,295	Endeavor Financial Corporation, 144A, (2)	2,778,684

313,000	UBS AG, (2)	5,192,670
	Total Capital Markets	13,371,520

	Commercial Banks – 2.7%

470,000	77 Bank Limited, (3)	2,704,846

696,000	Bangkok Bank Public Company Limited, (3)	2,334,382

2,255	ICICI Bank Limited, ADR	70,920

7,191,200	Krung Thai Bank Public Company Limited	1,559,797

1,452,000	Sumitomo Trust & Banking Company, (3)	7,564,911
	Total Commercial Banks	14,234,856

	Commercial Services & Supplies – 1.0%

586,000	Toppan Printing Company Limited, DD1, (3)	5,237,329

	Construction Materials – 1.0%

2,982,000	Sumitomo Osaka Cement Company, Limited, DD1, (3)	5,223,701

	Diversified Telecommunication Services – 5.9%

331,370	Deutsche Telekom AG, ADR	4,486,750

105,985	KT Corporation, Sponsored ADR	1,701,059

186,275	Nippon Telegraph and Telephone Corporation, ADR	3,826,089

415,700	Nippon Telegraph and Telephone Corporation, (3)	17,152,768

3,756,225	Telecom Italia S.p.A., (3)	4,133,678
	Total Diversified Telecommunication Services	31,300,344

	Electric Utilities – 4.2%

667,150	Centrais Electricas Brasileiras S.A., ADR, (2)	8,492,820

64,825	Electricite de France S.A., (3)	3,613,061

707,675	Korea Electric Power Corporation, Sponsored ADR, (2)	9,822,529
	Total Electric Utilities	21,928,410

	Electrical Equipment – 0.5%

4,465	Areva CI, (3)	2,346,634

28,000	Futaba Corporation, (3)	433,508
	Total Electrical Equipment	2,780,142

	Electronic Equipment & Instruments – 0.6%

75,280	Tech Data Corporation, (2)	2,893,010

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

October 31, 2009

Shares	Description (1)	Value

	Energy Equipment & Services – 1.6%

297,000	BJ Services Company	$5,702,400

47,100	Technip S.A., (3)	2,954,967
	Total Energy Equipment & Services	8,657,367

	Food & Staples Retailing – 4.4%

357,355	Kroger Co.	8,265,621

233,900	Seven & I Holdings, DD1, (3)	5,120,596

202,000	Wal-Mart Stores, Inc.	10,035,360
	Total Food & Staples Retailing	23,421,577

	Food Products – 6.0%

12,969,280	Marine Harvest, (2), (3)	9,409,497

67,700	Nissin Foods Holdings Company Limited, (3)	2,388,990

589,336	Smithfield Foods, Inc., (2)	7,861,742

954,875	Tyson Foods, Inc., Class A	11,955,035
	Total Food Products	31,615,264

	Health Care Providers & Services – 0.9%

189,200	Aetna Inc.	4,924,876

	Household Durables – 2.1%

1,253,000	Sekisui House, Ltd., (3)	10,835,601

	Household Products – 1.9%

450,000	KAO Corporation, (3)	10,023,221

	Insurance – 0.6%

101,150	Loews Corporation	3,348,065

	Internet Software & Services – 1.5%

354,000	eBay Inc., (2)	7,883,580

	Leisure Equipment & Products – 0.3%

1,218	Fields Corporation, (3)	1,628,357

	Machinery – 1.7%

220,350	AGCO Corporation, (2)	6,194,039

218,325	Tata Motors Limited, ADR	2,484,539
	Total Machinery	8,678,578

	Marine – 1.7%

646,780	Stolt-Nielsen S.A., (3)	8,915,868

	Media – 0.5%

15,300	Hakuhodo DY Holdings Inc., (3)	768,471

1,340	TV Asahi Corporation, (3)	2,037,434
	Total Media	2,805,905

	Metals & Mining – 17.2%

385,000	Alcoa Inc.	4,781,700

177,000	Alumina Limited, Sponsored ADR, (2)	1,023,060

109,100	AngloGold Ashanti Limited, Sponsored ADR	4,095,614

501,105	Barrick Gold Corporation	18,004,703

5,132,000	Eastern Platinum Limited, (2)	3,414,851

5,928,113	Gabriel Resources, Limited, (2)	11,340,691

804,428	Gabriel Resources Limited, 144A, (2)	1,538,899

644,300	Gold Fields Limited, (3)	8,243,189

20	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

6,262,300	Lihir Gold Limited, (2), (3)	$17,128,436

2,870,670	Minara Resources Limited, (2), (3)	2,217,083

1,282,200	Mineral Deposits Limited, (2), (3)	1,113,738

404,275	Newmont Mining Corporation	17,569,792
	Total Metals & Mining	90,471,756

	Multi-Utilities – 0.9%

187,100	Ameren Corporation	4,554,014

	Oil, Gas & Consumable Fuels – 11.1%

83,750	BP PLC, Sponsored ADR	4,741,925

325,100	Cameco Corporation	8,845,971

97,000	ConocoPhillips	4,867,460

52,200	CONSOL Energy Inc.	2,234,682

705,500	ERG S.p.A., (3)	10,413,353

152,650	Gazprom OAO, ADR, (3)	3,660,858

763,000	Nippon Oil Corporation, (3)	3,759,876

185,750	Peabody Energy Corporation	7,353,843

26,500	PetroChina Company Limited, Sponsored ADR	3,181,060

209,200	StatoilHydro ASA, Sponsored ADR	4,949,672

330,300	Tesoro Corporation	4,670,442
	Total Oil, Gas & Consumable Fuels	58,679,142

	Paper & Forest Products – 1.9%

959,723	Mondi Plc, (3)	5,297,378

391,177	UPM-Kymmene Corporation, (3)	4,694,676
	Total Paper & Forest Products	9,992,054

	Pharmaceuticals – 4.9%

58,425	AstraZeneca PLC, Sponsored ADR	2,623,867

612,900	Pfizer Inc.	10,437,687

338,200	Sanofi-Aventis, ADR	12,486,344
	Total Pharmaceuticals	25,547,898

	Road & Rail – 1.8%

173,815	Union Pacific Corporation	9,584,159

	Software – 1.3%

253,040	Microsoft Corporation	7,016,799

	Trading Companies & Distributors – 0.8%

304,000	Mitsui & Company Limited, (3)	3,992,414

	Water Utilities – 0.9%

127,100	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	4,895,891

	Wireless Telecommunication Services – 2.1%

1,528,306	TIM Participacoes S.A.	3,600,402

183,145	Turkcell Iletisim Hizmetleri A.S., ADR	3,009,071

197,320	Vodafone Group PLC, Sponsored ADR	4,378,530
	Total Wireless Telecommunication Services	10,988,003
	Total Common Stocks (cost $447,806,039)	464,822,030

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

October 31, 2009

Shares	Description (1)			Value

	WARRANTS – 0.1%

799,647	Endeavor Financil Corporation, 144A			$539,478
	Total Warrants (cost $104,580)			539,478

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 12.3%

$64,906	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/09, repurchase price $64,905,876, collateralized by $64,910,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $66,208,200	0.010%	11/02/09	$64,905,822
	Total Short-Term Investments (cost $64,905,822)			64,905,822
	Total Investments (cost $512,816,441) – 100.7%			530,267,330
	Other Assets Less Liabilities – (0.7)%			(3,602,971)
	Net Assets – 100%			$526,664,359

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 2.

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

ADR	American Depositary Receipt.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

22	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$279,305,404	$185,516,626	$—	$464,822,030
Warrants	539,478	—	—	539,478
Short-Term Investments	64,905,822	—	—	64,905,822
Total	$344,750,704	$185,516,626	$—	$530,267,330
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $521,555,711.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$46,799,313
Depreciation	(38,087,694)
Net unrealized appreciation (depreciation) of investments	$8,711,619

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

October 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 91.8%

	Capital Markets – 0.5%

41,300	Endeavor Financial Corporation	$71,756

	Chemicals – 3.5%

4,110	Mosaic Company	192,060

15,650	Omnia Holdings Limited, (3)	116,019

1,645	Potash Corporation of Saskatchewan	152,623
	Total Chemicals	460,702

	Construction & Engineering – 1.0%

5,025	Shaw Group Inc., (2)	128,942

	Electric Utilities – 3.7%

12,840	Centrais Electricas Brasileiras S.A., ADR, (2)	163,453

3,705	Electricite de France S.A., (3)	206,500

8,173	Korea Electric Power Corporation, Sponsored ADR, (2)	113,441
	Total Electric Utilities	483,394

	Electrical Equipment – 1.5%

385	Areva CI, (3)	202,341

	Energy Equipment & Services – 4.2%

2,985	Baker Hughes Incorporated	125,579

6,430	BJ Services Company	123,456

5,065	Calfrac Well Services Limited	80,231

2,325	ENSCO International Incorporated	106,462

1,820	Technip S.A., (3)	114,183
	Total Energy Equipment & Services	549,911

	Food Products – 1.4%

14,050	Smithfield Foods, Inc., (2)	187,427

	Machinery – 1.9%

8,700	AGCO Corporation, (2)	244,557

	Metals & Mining – 39.5%

6,725	Alcoa Inc.	83,525

126,225	Alumina Limited, (2), (3)	185,234

6,039	Anglo American PLC, (2), (3)	218,509

9,308	AngloGold Ashanti Limited, Sponsored ADR	349,422

54,300	Banro Corporation, (2)	114,030

12,825	Barrick Gold Corporation	460,802

12,110	Detour Gold Corporation, (2)	149,409

205,925	Eastern Platinum Limited, (2)	137,023

31,800	Entree Gold Inc.	77,292

34,600	First Uranium Corporation, (2)	86,336

1,745	Freeport-McMoRan Copper & Gold, Inc.	128,013

73,400	Gabriel Resources, Limited, (2)	140,417

218,125	Geovic Mining Corporation, (2)	118,935

24,930	Gold Fields Limited Sponsored ADR	317,858

8,110	Impala Platinum Holdings Limited, (3)	178,448

24	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

14,015	Industrias Penoles, S.A.B. de C.V., (3)	$255,924

15,400	Ivanhoe Mines Ltd., (2)	165,858

21,425	Kinross Gold Corporation	398,077

90,780	Lihir Gold Limited, (2), (3)	248,298

1,378	Lonmin PLC, (2), (3)	32,965

362,025	MagIndustries Corp., (2)	180,670

110,500	Minara Resources Limited, (2), (3)	85,342

158,400	Mineral Deposits Limited, (2), (3)	137,589

15,135	Newcrest Mining Limited, (3)	435,052

2,945	Newmont Mining Corporation	127,990

24,393	NovaGold Resources Inc., (2)	104,890

9,815	Silver Standard Resources, Inc., (2)	182,363

355,825	Simmer & Jack Mines, (2), (3)	93,493
	Total Metals & Mining	5,193,764

	Oil, Gas & Consumable Fuels – 31.6%

8,520	Arch Coal Inc.	184,543

4,060	BP PLC, Sponsored ADR	229,877

10,990	Cameco Corporation	299,038

8,830	Chesapeake Energy Corporation	216,335

6,068	ConocoPhillips	304,492

2,715	CONSOL Energy Inc.	116,229

4,230	Devon Energy Corporation	273,723

8,700	ERG S.p.A., (3)	128,414

2,650	Gazprom OAO, ADR, (3)	63,552

4,670	Hess Corporation	255,636

11,150	Nexen Inc.	239,391

5,930	Peabody Energy Corporation	234,769

7,500	Petrobras Energia S.A., ADR (2)	128,475

2,200	PetroChina Company Limited, ADR	264,088

7,025	Pioneer Natural Resources Company	288,798

12,020	Royal Dutch Shell PLC, Class A, (3)	354,873

4,055	S-Oil Corporation, (3)	196,163

4,079	Suncor Energy, Inc.	134,689

17,150	Tesoro Corporation	242,501
	Total Oil, Gas & Consumable Fuels	4,155,586

	Paper & Forest Products – 1.1%

23,700	Mondi Plc, (3)	130,817

	Road & Rail – 1.0%

2,460	Union Pacific Corporation	135,644

	Water Utilities – 0.9%

2,920	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	112,478
	Total Common Stocks (cost $10,018,237)	12,057,319

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund (continued)

October 31, 2009

Shares	Description (1)			Value
	WARRANTS – 0.2%

10,937	Endeavor Financial Corporation, 144A			$7,379

4,593	NovaGold Resources Inc.			14,965
	Total Warrants (cost $2,349)			22,344

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 8.1%

$1,069	Repurchase Agreement with State Street Bank, dated 10/30/09 repurchase price $1,068,734, collateralized by $1,095,000 U.S. Treasury Bills, 0.000%, due 4/15/10, value $1,094,234	0.010%	11/02/09	$1,068,733
	Total Short-Term Investments (cost $1,068,733)			1,068,733
	Total Investments (cost $11,089,319) – 100.1%			13,148,396
	Other Assets Less Liabilities – (0.1)%			(8,536)
	Net Assets – 100%			$13,139,860

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 2.

ADR	American Depositary Receipt.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

26	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$8,673,603	$3,383,716	$—	$12,057,319
Warrants	7,379	14,965	—	22,344
Short-Term Investments	1,068,733	—	—	1,068,733
Total	$9,749,715	$3,398,681	$—	$13,148,396
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $11,418,866.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$2,285,560
Depreciation	(556,030)
Net unrealized appreciation (depreciation) of investments	$1,729,530

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund

October 31, 2009

Shares	Description (1)	Value
	COMMON STOCKS – 87.1%

	Aerospace & Defense – 0.8%

1,224	Embraer – Empresa Brasileiras de Aeronautica S/A, ADR	$24,786

	Capital Markets – 0.5%

2,970	EFG – Hermes Holding SAE, 144A	17,512

	Chemicals – 1.6%

6,935	Omnia Holdings Limited, DD1, (5)	51,411

	Commercial Banks – 10.0%

10,800	Krung Thai Bank Public Company Limited, Foreign Shares, (5)	36,223

14,087	Bank Hapoalim BM, (2)	52,014

18,321	Bank Leumi le-Israel B.M, (2)	72,381

1,501	ICICI Bank Limited, ADR	47,206

5,188	Kazkommertsbank, 144A, GDR, (2)	36,316

145,100	Krung Thai Bank Public Company Limited	31,473

59,500	Metropolitan Bank & Trust Company, (5)	50,331
	Total Commercial Banks	325,944

	Construction Materials – 0.6%

5,304	Akcansa Cimento Sanayi Ve Ticaret A.S, (2), (5)	21,005

	Diversified Telecommunication Services – 5.9%

4,905	China Unicom Limited, ADR	62,048

1,181	Chunghwa Telecom Co. Ltd., ADR	20,526

2,291	KT Corporation, Sponsored ADR	36,771

22,695	Telecom Egypt SAE	73,770
	Total Diversified Telecommunication Services	193,115

	Electric Utilities – 5.6%

3,218	Centrais Electricas Brasileiras S.A., PFD B ADR, (2)	40,965

3,861	Centrais Electricas Brasileiras S.A., ADR, (2)	55,367

4,168	Korea Electric Power Corporation, Sponsored ADR, (2)	57,852

2,775	Pampa Energia SA, ADR, (5)	30,470
	Total Electric Utilities	184,654

	Food Products – 8.4%

7,935	Cresud S.A.C.I.F. y A., ADR	92,831

34,199	Gruma S.A.B de C.V, (2), (5)	61,852

1,422	Industrias Bachoco S.A.B. de C.V., ADR	32,308

331,000	Universal Robina Corporation, (5)	86,325
	Total Food Products	273,316

	Household Durables – 3.4%

5,595	Oriental Weavers Group	34,145

72,311	Turk Sise ve Cam Fabrikalari A.S., (2), (5)	75,886
	Total Household Durables	110,031

	Independent Power Producers & Energy Traders – 1.5%

331,250	Energy Development Corporation, (5)	28,608

855	Huaneng Power International Inc., Sponsored ADR	21,811
	Total Independent Power Producers & Energy Traders	50,419

28	Nuveen Investments

Shares	Description (1)	Value

	Machinery – 0.9%

2,525	Tata Motors Limited, ADR	$28,735

	Metals & Mining – 15.4%

2,208	AngloGold Ashanti Limited, Sponsored ADR	82,888

13,789	Banro Corporation, (2)	29,182

3,570	First Uranium Corporation, (2)	8,908

3,650	Gabriel Resources, Limited, (2)	6,983

49,491	Geovic Mining Corporation, (2)	26,986

7,293	Gold Fields Limited Sponsored ADR	92,986

1,557	Impala Platinum Holdings Limited, (5)	34,259

1,869	Industrias Penoles, S.A.B. de C.V., (5)	34,129

5,544	Ivanhoe Mines Ltd., (2)	59,709

26,776	Lihir Gold Limited, (2), (5)	73,237

36,065	Mineral Deposits Limited, (2), (5)	31,327

1,170	Silver Standard Resources, Inc., (2)	21,739
	Total Metals & Mining	502,333

	Oil, Gas & Consumable Fuels – 12.1%

2,775	Gazprom OAO, GDR, (5)	66,550

5,572	Petrobras Energia S.A, ADR (2)	95,448

243	PetroChina Company Limited, ADR	29,170

48,000	PetroChina Company Limited, (5)	57,757

1,646	Petroleo Brasileiro, Sponsored ADR	66,038

1,653	S-Oil Corporation, (5)	79,965
	Total Oil, Gas & Consumable Fuels	394,928

	Paper & Forest Products – 2.3%

13,550	Mondi Ltd., (5)	76,456

	Pharmaceuticals – 6.2%

4,349	Doctor Reddy’s Laboratories Limited, Sponsored ADR	94,504

236,000	United Laboratories International Holdings Ltd., (5)	107,124
	Total Pharmaceuticals	201,628

	Real Estate Management & Development – 0.5%

2,019	IRSA Inversiones y Representaciones S.A, GDR, (2)	17,444

	Textiles, Apparel & Luxury Goods – 1.6%

383,000	Chnia Hongxing Sports Limited, (2), (5)	53,391

	Water Utilities – 3.0%

2,505	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	96,493

	Wireless Telecommunication Services – 6.8%

1,637	NII Holdings Inc., (2)	44,084

28,500	PT IndoSat Tbk, (5)	15,139

2,350	SK Telecom Company Limited, ADR	39,269

83	SK Telecom Company Limited, (5)	12,641

765	TIM Participacoes S.A., ADR	18,046

2,659	Turkcell Iletisim Hizmetleri A.S., ADR	43,687

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

October 31, 2009

Shares	Description (1)	Value

	Wireless Telecommunication Services (continued)

7,633	Turkcell Iletism Hizmetleri A.S., (5)	$50,503
	Total Wireless Telecommunication Services	223,369
	Total Common Stocks (cost $2,176,860)	2,846,970

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 4.4%

	Metals & Mining – 0.7%

$16	First Uranium Corporation	4.250%	6/30/12	N/A	$11,977

13	Silver Standard Resourcse Inc., 144A, (4)	4.500%	3/01/28	N/A	10,325
29	Total Metals & Mining				22,302

	Oil, Gas & Consumable Fuels – 2.8%

100	Magnolia Finance Limited, (4)	4.000%	3/29/49	B+	91,093

	Wireless Telecommunication Services – 0.9%

35	NII Holdings Inc.	3.125%	6/15/12	B+	31,194
$164	Total Convertible Bonds (cost $92,011)				144,589

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 4.4%

	Commercial Banks – 0.5%

$21	Kazkommerts International BV, Reg S	8.500%	4/16/13	Ba3	$17,929

	Construction Materials – 1.6%

50	C10-Euro Capital Special Purpose Vehicle Limited, Guaranteed by Cemex SAB de CV	6.277%	6/30/17	B–	53,347

	Electric Utilities – 0.8%

27	Empresa Distribuidora y Comercializadora Norte S.A	10.500%	10/09/17	B2	25,076

	Food Products – 0.4%

14	Chaoda Modern Agriculture (Holdings) LTD., 144A	7.750%	2/08/10	Ba2	13,755

	Oil, Gas & Consumable Fuels – 1.1%

44	Pertoleos de Venezuela S.A.	0.000%	7/10/11	N/R	34,980
$156	Total Corporate Bonds (cost $106,729)				145,087
	Total Investments (cost $2,375,600) – 95.9%				3,136,646
	Other Assets Less Liabilities – 4.1%				132,961
	Net Assets – 100%				$3,269,607

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

30	Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$1,712,381	$1,134,589	$—	$2,846,970
Convertible Bonds	—	43,171	101,418	144,589
Corporate Bonds	—	145,087	—	145,087
Total	$1,712,381	$1,322,847	$101,418	$3,136,646
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period
Gains (losses):	$87,044
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	13,901
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	473
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$101,418

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $2,386,905.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$784,237
Depreciation	(34,496)
Net unrealized appreciation (depreciation) of investments	$749,741

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	For fair value measurement disclosure purposes, investment categorized as Level 2.

N/A	Not available.

N/R	Not rated.

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund

October 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 95.8%

	Beverages – 4.9%

6,100	Coca Cola West Holdings Company, (2)	$113,310

6,000	Kirin Holdings Company, Limited, (2)	97,938
	Total Beverages	211,248

	Building Products – 3.0%

7,800	JS Group Corporation, (2)	127,300

	Capital Markets – 2.0%

16,000	Daiwa Securities Group Inc., (2)	84,213

	Commercial Banks – 3.9%

10,000	77 Bank Limited, (2)	57,550

21,000	Sumitomo Trust & Banking Company, (2)	109,410
	Total Commercial Banks	166,960

	Commercial Services & Supplies – 5.4%

6,000	Dai Nippon Printing Co., Ltd., (2)	75,176

1,900	Secom Company, (2)	88,649

8,000	Toppan Printing Company Limited, (2)	71,499
	Total Commercial Services & Supplies	235,324

	Construction & Engineering – 6.0%

7,000	JGC Corporation, (2)	133,808

32,000	Obayashi Corporation, (2)	120,839
	Total Construction & Engineering	254,647

	Construction Materials – 2.1%

51,000	Sumitomo Osaka Cement Company, Limited, (2)	89,339

	Containers & Packaging – 1.1%

2,700	Toyo Seikan Kaisha, (2)	45,360

	Diversified Telecommunication Services – 3.1%

6,376	Nippon Telegraph and Telephone Corporation, ADR	130,963

	Electrical Equipment – 2.6%

7,200	Futaba Corporation, (2)	111,473

	Electronic Equipment & Instruments – 9.7%

4,049	FujiFilm Holdings Corporation, ADR, (2)	114,789

1,400	Kyocera Corporation, (2)	117,438

2,900	Mabuchi Motor Company Limited, (2)	138,772

800	TDK Corporation, (2)	45,997
	Total Electronic Equipment & Instruments	416,996

	Food & Staples Retailing – 2.8%

5,500	Seven & I Holdings, (2)	120,407

	Food Products – 3.7%

7,000	Nippon Meat Packers Inc., (2)	82,074

2,100	Nissin Foods Holdings Company Limited, (2)	74,105
	Total Food Products	156,179

32	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 3.3%

6,400	Paramount Bed Company Limited, (2)	$142,567

	Household Durables – 4.7%

8,586	Panasonic Corporation, ADR	122,522

9,000	Sekisui House, Ltd., (2)	77,830
	Total Household Durables	200,352

	Household Products – 3.1%

6,000	KAO Corporation, (2)	133,643

	Insurance – 2.8%

5,100	Mitsui Sumitomo Insurance Company Limited, (2)	118,718

	Leisure Equipment & Products – 4.3%

1,200	Sankyo Company Ltd., (2)	68,544

8,000	Sega Sammy Holdings Inc., (2)	113,587
	Total Leisure Equipment & Products	182,131

	Media – 2.4%

1,160	Hakuhodo DY Holdings Inc., (2)	58,263

28	TV Asahi Corporation, (2)	42,573
	Total Media	100,836

	Oil, Gas & Consumable Fuels – 2.7%

23,000	Nippon Oil Corporation, (2)	113,338

	Personal Products – 3.4%

8,000	Shiseido Company, Limited, (2)	146,058

	Pharmaceuticals – 6.2%

2,300	Astellas Pharma Inc., (2)	84,695

4,700	Daiichi Sankyo Company Limited, (2)	91,818

1,900	Ono Pharmaceutical Company Limited, (2)	90,208
	Total Pharmaceuticals	266,721

	Real Estate Management & Development – 2.5%

10,000	Daiwa House Industry Company Limited, (2)	106,836

	Semiconductors & Equipment – 1.6%

1,000	Rohm Company Limited, (2)	66,317

	Software – 1.2%

200	Nintendo Co., Ltd., (2)	50,165

	Textiles, Apparel & Luxury Goods – 2.8%

10,000	Wacoal Holdings Corporation, (2)	121,014

	Trading Companies & Distributors – 1.6%

5,100	Mitsui & Company Limited, (2)	66,978

	Wireless Telecommunication Services – 2.9%

8,746	NTT DoCoMo Inc., ADR	126,030
	Total Common Stocks (cost $3,982,322)	4,092,113

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund (continued)

October 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 3.0%

$130	Repurchase Agreement with State Street Bank, dated 10/30/09, repurchase price $130,046, collateralized by $135,000 U.S. Treasury Bills, 0.000%, due 4/15/10, value $134,906	0.010%	11/02/09	$130,046
	Total Short-Term Investments (cost $130,046)			130,046
	Total Investments (cost $4,112,368) – 98.8%			4,222,159
	Other Assets Less Liabilities – 1.2%			53,255
	Net Assets – 100%			$4,275,414

34	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$379,515	$3,712,598	$—	$4,092,113
Short-Term Investments	130,046	—	—	130,046
Total	$509,561	$3,712,598	$—	$4,222,159
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $4,114,571.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$366,659
Depreciation	(259,071)
Net unrealized appreciation (depreciation) of investments	$107,588

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment categorized as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Mid-Cap Growth Fund

October 31, 2009

Shares	Description (1)	Value
	COMMON STOCKS – 99.2%

	Biotechnology – 4.8%

221	Alexion Pharmaceuticals Inc., (2)	$9,815

184	Celgene Corporation, (2)	9,393

277	Theravance Inc., (2)	3,870

297	Vertex Pharmaceuticals Inc., (2)	9,967
	Total Biotechnology	33,045

	Capital Markets – 4.9%

415	Invesco LTD	8,777

252	Lazard Limited	9,513

518	SEI Investments Company	9,049

161	State Street Corporation	6,759
	Total Capital Markets	34,098

	Chemicals – 1.4%

461	Nalco Holding Company	9,750

	Commercial Services & Supplies – 1.2%

315	Tetra Tech, Inc., (2)	8,105

	Communications Equipment – 3.5%

1,133	Brocade Communications Systems Inc., (2)	9,721

515	Ciena Corporation, (2)	6,041

418	Riverbed Technology, Inc., (2)	8,565
	Total Communications Equipment	24,327

	Computers & Peripherals – 2.0%

522	Network Appliance Inc., (2)	14,120

	Construction & Engineering – 3.1%

276	Jacobs Engineering Group, Inc., (2)	11,672

463	Quanta Services Incorporated, (2)	9,816
	Total Construction & Engineering	21,488

	Construction Materials – 1.0%

153	Vulcan Materials Company	7,043

	Consumer Finance – 1.4%

265	Capital One Financial Corporation	9,699

	Diversified Financial Services – 1.7%

115	Intercontinental Exchange, Inc., (2)	11,522

	Electric Utilities – 0.7%

171	PPL Corporation	5,034

	Electrical Equipment – 4.5%

278	Cooper Industries Inc.	10,756

213	Rockwell Automation, Inc.	8,722

227	Roper Industries Inc.	11,475
	Total Electrical Equipment	30,953

	Energy Equipment & Services – 1.3%

180	Oceaneering International Inc., (2)	9,198

36	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 0.9%

124	JM Smucker Company	$6,539

	Gas Utilities – 1.1%

177	EQT Corporation	7,409

	Health Care Equipment & Supplies – 2.5%

145	Beckman Coulter, Inc.	9,328

238	Saint Jude Medical Inc., (2)	8,111
	Total Health Care Equipment & Supplies	17,439

	Health Care Providers & Services – 3.0%

113	McKesson HBOC Inc.	6,636

250	Quest Diagnostics Incorporated	13,983
	Total Health Care Providers & Services	20,619

	Hotels, Restaurants & Leisure – 2.5%

429	Marriott International, Inc., Class A	10,751

203	YUM! Brands, Inc.	6,689
	Total Hotels, Restaurants & Leisure	17,440

	Household Durables – 1.0%

462	Newell Rubbermaid Inc.	6,704

	Household Products – 3.1%

203	Clorox Company	12,024

156	Energizer Holdings Inc., (2)	9,496
	Total Household Products	21,520

	Insurance – 1.3%

209	AFLAC Incorporated	8,671

	Internet & Catalog Retail – 1.5%

198	NetFlix.com Inc., (2)	10,583

	Internet Software & Services – 1.7%

522	Akamai Technologies, Inc., (2)	11,484

	IT Services – 1.3%

493	Western Union Company	8,958

	Life Sciences Tools & Services – 1.3%

204	Thermo Fisher Scientific, Inc., (2)	9,180

	Machinery – 1.7%

236	Joy Global Inc.	11,897

	Media – 1.2%

296	Discovery Communications Inc., Class A Shares, (2)	8,140

	Metals & Mining – 3.0%

316	Cliffs Natural Resources Inc.	11,240

125	Freeport-McMoRan Copper & Gold, Inc.	9,170
	Total Metals & Mining	20,410

	Multiline Retail – 1.2%

149	Kohl’s Corporation, (2)	8,526

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Mid-Cap Growth Fund (continued)

October 31, 2009

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 3.9%

276	Alpha Natural Resources Inc., (2)	$9,376

177	Range Resources Corporation	8,859

186	Ultra Petroleum Corporation, (2)	9,030
	Total Oil, Gas & Consumable Fuels	27,265

	Personal Products – 3.4%

1,073	Bare Escentuals, Inc., (2)	13,552

235	Estee Lauder Companies Inc., Class A	9,988
	Total Personal Products	23,540

	Pharmaceuticals – 1.3%

897	King Pharmaceuticals Inc., (2)	9,087

	Professional Services – 2.4%

184	FTI Consulting Inc., (2)	7,509

649	Monster Worldwide Inc., (2)	9,423
	Total Professional Services	16,932

	Semiconductors & Equipment – 7.4%

541	Altera Corporation	10,706

435	Analog Devices, Inc.	11,149

289	Broadcom Corporation, Class A, (2)	7,690

723	Marvell Technology Group Ltd., (2)	9,920

1,000	NVIDIA Corporation, (2)	11,960
	Total Semiconductors & Equipment	51,425

	Software – 9.1%

842	Activision Blizzard Inc., (2)	9,119

444	Autodesk, Inc., (2)	11,069

545	Electronic Arts Inc. (EA), (2)	9,941

439	Intuit, Inc., (2)	12,762

267	McAfee Inc., (2)	11,182

665	Nuance Communications, Inc., (2)	8,718
	Total Software	62,791

	Specialty Retail – 6.6%

374	Guess Inc.	13,670

505	PetSmart Inc.	11,883

429	Staples, Inc.	9,309

297	TJX Companies, Inc.	11,093
	Total Specialty Retail	45,955

	Textiles, Apparel & Luxury Goods – 2.6%

537	Coach, Inc.	17,702

	Trading Companies & Distributors – 1.8%

130	W.W. Grainger, Inc.	12,185

	Wireless Telecommunication Services – 0.9%

176	American Tower Corporation, (2)	6,480
	Total Investments (cost $693,798) – 99.2%	687,263
	Other Assets Less Liabilities – 0.8%	5,199
	Net Assets – 100%	$692,462

38	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$687,263	$—	$—	$687,263

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $697,724.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$58,224
Depreciation	(68,685)
Net unrealized appreciation (depreciation) of investments	$(10,461)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Strategic Growth Fund

October 31, 2009

Shares	Description (1)	Value
	COMMON STOCKS – 98.1%

	Aerospace & Defense – 2.0%

235	United Technologies Corporation	$14,441

	Beverages – 3.1%

371	PepsiCo, Inc.	22,464

	Biotechnology – 4.7%

258	Celgene Corporation, (2)	13,171

328	Gilead Sciences, Inc., (2)	13,956

223	Vertex Pharmaceuticals Inc., (2)	7,484
	Total Biotechnology	34,611

	Capital Markets – 2.2%

342	Invesco LTD	7,233

219	State Street Corporation	9,194
	Total Capital Markets	16,427

	Chemicals – 1.5%

158	Monsanto Company	10,614

	Communications Equipment – 7.5%

1,217	Cisco Systems, Inc., (2)	27,808

435	QUALCOMM, Inc.	18,013

445	Riverbed Technology, Inc., (2)	9,118
	Total Communications Equipment	54,939

	Computers & Peripherals – 5.6%

597	EMC Corporation, (2)	9,833

257	International Business Machines Corporation (IBM)	30,995
	Total Computers & Peripherals	40,828

	Construction & Engineering – 2.1%

155	Jacobs Engineering Group, Inc., (2)	6,555

399	Quanta Services Incorporated, (2)	8,459
	Total Construction & Engineering	15,014

	Construction Materials – 0.9%

146	Vulcan Materials Company	6,720

	Consumer Finance – 2.8%

301	American Express Company	10,487

271	Capital One Financial Corporation	9,919
	Total Consumer Finance	20,406

	Diversified Financial Services – 1.4%

104	Intercontinental Exchange, Inc., (2)	10,420

	Electrical Equipment – 5.6%

260	Cooper Industries Inc.	10,059

327	Emerson Electric Company	12,344

238	Rockwell Automation, Inc.	9,746

167	Roper Industries Inc.	8,442
	Total Electrical Equipment	40,591

	Energy Equipment & Services – 1.2%

291	Halliburton Company	8,500

40	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 1.7%

330	Walgreen Co.	$12,484

	Health Care Equipment & Supplies – 3.2%

258	Baxter International, Inc.	13,947

273	Saint Jude Medical Inc., (2)	9,304
	Total Health Care Equipment & Supplies	23,251

	Health Care Providers & Services – 3.3%

168	Express Scripts, Inc., (2)	13,427

186	McKesson HBOC Inc.	10,924
	Total Health Care Providers & Services	24,351

	Hotels, Restaurants & Leisure – 1.1%

318	Marriott International, Inc., Class A	7,969

	Household Products – 5.6%

195	Clorox Company	11,550

148	Energizer Holdings Inc., (2)	9,009

346	Procter & Gamble Company	20,068
	Total Household Products	40,627

	Internet Software & Services – 4.0%

55	Google Inc., Class A, (2)	29,487

	IT Services – 1.5%

617	Western Union Company	11,211

	Life Sciences Tools & Services – 1.5%

239	Thermo Fisher Scientific, Inc., (2)	10,755

	Media – 1.2%

315	Walt Disney Company	8,622

	Metals & Mining – 1.1%

114	Freeport-McMoRan Copper & Gold, Inc.	8,363

	Multiline Retail – 1.5%

194	Kohl’s Corporation, (2)	11,101

	Oil, Gas & Consumable Fuels – 3.4%

87	Apache Corporation	8,188

150	Ultra Petroleum Corporation, (2)	7,283

220	XTO Energy, Inc.	9,143
	Total Oil, Gas & Consumable Fuels	24,614

	Personal Products – 3.0%

783	Bare Escentuals, Inc., (2)	9,889

280	Estee Lauder Companies Inc., Class A	11,900
	Total Personal Products	21,789

	Pharmaceuticals – 4.2%

436	Abbott Laboratories	22,049

843	King Pharmaceuticals Inc., (2)	8,540
	Total Pharmaceuticals	30,589

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Strategic Growth Fund (continued)

October 31, 2009

Shares	Description (1)	Value

	Professional Services – 1.6%

137	FTI Consulting Inc., (2)	$5,591

412	Monster Worldwide Inc., (2)	5,982
	Total Professional Services	11,573

	Semiconductors & Equipment – 7.6%

384	Altera Corporation	7,599

415	Broadcom Corporation, Class A, (2)	11,043

948	Intel Corporation	18,116

656	Marvell Technology Group Ltd., (2)	9,000

786	NVIDIA Corporation, (2)	9,401
	Total Semiconductors & Equipment	55,159

	Software – 5.6%

871	Activision Blizzard Inc., (2)	9,433

414	Intuit, Inc., (2)	12,035

261	McAfee Inc., (2)	10,931

652	Nuance Communications, Inc., (2)	8,548
	Total Software	40,947

	Specialty Retail – 4.5%

299	Guess Inc.	10,928

488	PetSmart Inc.	11,483

466	Staples, Inc.	10,112
	Total Specialty Retail	32,523

	Textiles, Apparel & Luxury Goods – 1.9%

410	Coach, Inc.	13,518
	Total Investments (cost $754,499) – 98.1%	714,908
	Other Assets Less Liabilities – 1.9%	13,632
	Net Assets – 100%	$728,540

42	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$714,908	$—	$—	$714,908

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $755,400.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$46,952
Depreciation	(87,444)
Net unrealized appreciation (depreciation) of investments	$(40,492)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund

October 31, 2009

Shares	Description (1)	Value
	COMMON STOCKS – 100.1%

	Aerospace & Defense – 1.9%

475	ITT Industries, Inc.	$24,083

	Air Freight & Logistics – 2.8%

715	Expeditors International of Washington, Inc.	23,037

170	FedEx Corporation	12,357
	Total Air Freight & Logistics	35,394

	Airlines – 1.8%

800	Norwegian Air Shuttle, (2), (3)	22,710

	Auto Components – 1.2%

700	Toyota Boshoku Corporation, (3)	14,594

	Automobiles – 1.5%

6,000	PT Astra International Tbk, (3)	19,304

	Biotechnology – 1.1%

325	Gilead Sciences, Inc., (2)	13,829

	Capital Markets – 2.2%

160	Goldman Sachs Group, Inc.	27,227

	Chemicals – 6.9%

18,715	Huabao International Holdings Limited, (3)	17,779

260	Monsanto Company	17,467

290	Praxair, Inc.	23,038

490	Sociedad Quimica y Minera de Chile S.A	18,008

200	Stella Chemifa Corporation, (3)	11,006
	Total Chemicals	87,298

	Commercial Banks – 1.1%

27,700	PT Bank Mandiri, (3)	13,292

	Commercial Services & Supplies – 1.3%

560	Waste Management, Inc.	16,733

	Communications Equipment – 1.6%

490	QUALCOMM, Inc.	20,291

	Construction & Engineering – 1.7%

660	Outotect OYJ, (3)	20,875

	Diversified Financial Services – 2.0%

815	Climate Exchange PLC, (2), (3)	11,345

45	CME Group, Inc.	13,617
	Total Diversified Financial Services	24,962

	Electronic Equipment & Instruments – 3.1%

2,805	Hollysys Automation Technologies Limited, (2)	26,984

150	Samsung Electronics, (3)	12,472
	Total Electronic Equipment & Instruments	39,456

	Energy Equipment & Services – 6.2%

430	Schlumberger Limited	26,746

715	Seadrill Limited, (2), (3)	14,848

44	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

550	Seadrill Limited, (2), (3)	$11,413

485	Tecnicas Reunidas S.A., (3)	25,583
	Total Energy Equipment & Services	78,590

	Food & Staples Retailing – 0.5%

100	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	6,049

	Food Products – 1.3%

14,000	Indofood Agri Resources Limited, (2), (3)	16,714

	Gas Utilities – 1.0%

35,580	Perusahaan Gas Negara PT, (3)	13,239

	Health Care Providers & Services – 1.9%

2,950	Healthcare Locums, (3)	12,556

200	Quest Diagnostics Incorporated	11,186
	Total Health Care Providers & Services	23,742

	Health Care Technology – 1.6%

274	Cerner Corporation, (2)	20,835

	Hotels, Restaurants & Leisure – 5.4%

275	CTRIP.com, (2)	14,724

13,000	Genting Berhad, (3)	27,328

440	McDonald’s Corporation	25,788
	Total Hotels, Restaurants & Leisure	67,840

	Household Products – 1.6%

5,445	McBride PLC, (3)	19,871

	Insurance – 2.1%

1,340	CNInsure Inc.	27,162

	Internet Software & Services – 8.8%

1,140	Akamai Technologies, Inc., (2)	25,080

11,500	Alibaba.Com Limited, (3)	26,554

45	Google Inc., Class A, (2)	24,125

4,900	Opera Software ASA, (2), (3)	20,993

860	Tencent Holdings Limited, (3)	14,975
	Total Internet Software & Services	111,727

	IT Services – 1.6%

550	Accenture Limited	20,394

	Life Sciences Tools & Services – 1.4%

220	Lonza AG, (3)	17,108

	Machinery – 1.8%

1,000	JTEKT Corporation, (3)	10,564

1,600	Kubota Corporation, (3)	12,433
	Total Machinery	22,997

	Media – 2.1%

2,200	Net Servios de Comunicao, (2)	27,038

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund (continued)

October 31, 2009

Shares	Description (1)	Value

	Metals & Mining – 8.4%

16,075	Centamin Eqypt, (2)	$32,088

2,530	Hitachi Metals Limited, (3)	24,138

2,300	Silver Wheaton Corporation, (2)	28,908

43,000	Xingda International Holdings, (3)	21,402
	Total Metals & Mining	106,536

	Oil, Gas & Consumable Fuels – 3.2%

4,970	Paladin Energy Limited, (2)	17,729

540	XTO Energy, Inc.	22,442
	Total Oil, Gas & Consumable Fuels	40,171

	Personal Products – 1.1%

2,130	Hengan International Group Company Limited, (3)	13,711

	Professional Services – 1.5%

480	FTI Consulting Inc., (2)	19,589

	Road & Rail – 2.1%

575	Norfolk Southern Corporation	26,807

	Semiconductors & Equipment – 4.3%

855	Aixtron AG, (3)	25,551

970	Intel Corporation	18,537

755	Silicon-on-Insulator Technologies, (3)	10,301
	Total Semiconductors & Equipment	54,389

	Software – 4.6%

2,000	Activision Blizzard Inc., (2)	21,660

990	Autonomy Corporation PLC, (2), (3)	21,767

6,976	Redflex Holdings Limited, (3)	14,463
	Total Software	57,890

	Specialty Retail – 4.5%

185	Fast Retailing Company Limited, (3)	30,450

240	Hennes & Mauritz AB, (3)	13,632

150	Nitori Company Limited, (3)	12,199
	Total Specialty Retail	56,281

	Textiles, Apparel & Luxury Goods – 1.8%

3,985	Li Ning Company Limited, (3)	10,837

40	Puma AG, (3)	12,256
	Total Textiles, Apparel & Luxury Goods	23,093

	Transportation Infrastructure – 1.1%

8,000	Singapore Airport Terminal Services Limited, (3)	13,980
	Total Investments (cost $1,104,044) – 100.1%	1,265,801
	Other Assets Less Liabilities – (0.1)%	(1,239)
	Net Assets – 100%	$1,264,562

46	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$653,558	$612,243	$—	$1,265,801
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $1,104,044.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$188,086
Depreciation	(26,329)
Net unrealized appreciation (depreciation) of investments	$161,757

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 2.

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Plus Fund

October 31, 2009

Shares	Description (1)	Value
	COMMON STOCKS – 128.3%

	Aerospace & Defense – 6.9%

950	ITT Industries, Inc., (3)	$48,165

400	Raytheon Company, (3)	18,112

200	United Technologies Corporation	12,290
	Total Aerospace & Defense	78,567

	Air Freight & Logistics – 0.9%

300	Expeditors International of Washington, Inc.	9,666

	Biotechnology – 4.1%

1,100	Gilead Sciences, Inc., (2)	46,805

	Capital Markets – 2.6%

175	Goldman Sachs Group, Inc.	29,780

	Chemicals – 7.0%

300	Monsanto Company, (3)	20,154

750	Praxair, Inc., (3)	59,580
	Total Chemicals	79,734

	Commercial Services & Supplies – 2.0%

750	Waste Management, Inc., (3)	22,410

	Communications Equipment – 4.7%

1,300	QUALCOMM, Inc.	53,833

	Computers & Peripherals – 1.1%

100	International Business Machines Corporation (IBM)	12,061

	Construction & Engineering – 2.1%

550	Jacobs Engineering Group, Inc., (2), (3)	23,260

	Diversified Financial Services – 2.7%

100	CME Group, Inc., (3)	30,261

	Electrical Equipment – 2.0%

600	Emerson Electric Company	22,650

	Electronic Equipment & Instruments – 2.5%

350	Amphenol Corporation, Class A	14,042

500	FLIR Systems Inc., (2)	13,905
	Total Electronic Equipment & Instruments	27,947

	Energy Equipment & Services – 5.8%

1,050	Schlumberger Limited	65,310

	Food Products – 1.6%

325	Bunge Limited, (3)	18,545

	Health Care Equipment & Supplies – 15.0%

500	Alcon, Inc.	71,392

300	Becton, Dickinson and Company	20,508

500	C. R. Bard, Inc.	37,535

500	Stryker Corporation	23,000

450	Varian Medical Systems, Inc., (2), (3)	18,441
	Total Health Care Equipment & Supplies	170,876

48	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 6.9%

350	Express Scripts, Inc., (2), (3)	$27,972

900	Quest Diagnostics Incorporated, (3)	50,337
	Total Health Care Providers & Services	78,309

	Hotels, Restaurants & Leisure – 1.8%

350	McDonald’s Corporation	20,514

	Household Products – 2.3%

450	Procter & Gamble Company	26,100

	Internet Software & Services – 2.4%

50	Google Inc., Class A, (2)	26,806

	IT Services – 12.0%

1,450	Accenture Limited	53,766

450	Affiliated Computer Services, Inc., (2), (3)	23,441

3,250	Western Union Company, (3)	59,053
	Total IT Services	136,260

	Life Sciences Tools & Services – 1.0%

200	Waters Corporation, (2)	11,486

	Machinery – 9.7%

550	Illinois Tool Works, Inc., (3)	25,256

1,050	Parker Hannifin Corporation	55,608

650	Stanley Works, (3)	29,400
	Total Machinery	110,264

	Media – 5.1%

1,700	Omnicom Group, Inc.	58,276

	Office Electronics – 1.8%

2,700	Xerox Corporation, (3)	20,304

	Oil, Gas, & Consumable Fuels – 4.9%

1,350	XTO Energy, Inc., (3)	56,106

	Pharmaceuticals – 4.9%

550	Allergan, Inc., (3)	30,938

500	Teva Pharmaceutical Industries Limited, Sponsored ADR	25,240
	Total Pharmaceuticals	56,178

	Road & Rail – 2.9%

275	Burlington Northern Santa Fe Corporation	20,713

250	Norfolk Southern Corporation	11,655
	Total Road & Rail	32,368

	Semiconductors & Equipment – 4.5%

2,700	Intel Corporation	51,597

	Software – 4.1%

1,900	Activision Blizzard Inc., (2), (3)	20,577

900	Intuit, Inc., (2), (3)	26,163
	Total Software	46,740

	Specialty Retail – 1.9%

500	Ross Stores, Inc.	22,005

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Plus Fund (continued)

October 31, 2009

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 1.1%

200	Nike, Inc., Class B, (3)	$12,436
	Total Investments (cost $1,241,105) – 128.3%	1,457,454

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (28.5)%

	Aerospace & Defense – (1.8)%

(300)	Lockheed Martin Corporation	$(20,637)

	Commercial Banks – (1.9)%

(900)	BB&T Corporation	(21,519)

	Commercial Services & Supplies – (4.0)%

(900)	Cintas Corporation	(24,921)

(400)	Stericycle Inc., (2)	(20,948)
	Total Commercial Services & Supplies	(45,869)

	Diversified Consumer Services – (3.0)%

(1,000)	Corinthian Colleges Inc., (2)	(15,860)

(1,000)	H & R Block Inc.	(18,340)
	Total Diversified Consumer Services	(34,200)

	Diversified Financial Services – (2.1)%

(1,000)	Moody’s Corporation	(23,680)

	Electrical Equipment – (1.9)%

(175)	First Solar Inc., (2)	(21,338)

	Energy Equipment & Services – (1.9)%

(1,200)	Weatherford International Ltd, (2)	(21,036)

	Health Care Equipment & Supplies – (2.2)%

(700)	Medtronic, Inc.	(24,990)

	Health Care Providers & Services – (2.1)%

(350)	Laboratory Corporation of America Holdings, (2)	(24,112)

	Hotels, Restaurants & Leisure – (2.3)%

(900)	Carnival Corporation	(26,208)

	Household Products – (2.2)%

(400)	Energizer Holdings Inc., (2)	(24,348)

	Internet & Catalog Retail – (3.1)%

(300)	Amazon.com, Inc., (2)	(35,643)
	Total Common Stocks Sold Short (proceeds $313,567)	(323,580)

Shares	Description (1)	Value
	INVESTMENT COMPANIES SOLD SHORT – (2.1)%

	Investment Companies – (2.1)%

(200)	Oil Service HLDRS Trust	$(23,412)
	Total Investment Companies Sold Short (proceeds $26,409)	(23,412)
	Other Assets Less Liabilities – 2.3%	25,806
	Net Assets – 100%	1,136,268

50	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,457,454	$—	$—	$1,457,454
Common Stocks Sold Short	(323,580)	—	—	(323,580)
Investment Companies Sold Short	(23,412)	—	—	(23,412)
Total	$1,110,462	$—	$—	$1,110,462

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $1,241,105.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$238,227
Depreciation	(21,878)
Net unrealized appreciation (depreciation) of investments	$216,349

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, segregated as collateral for securities lending.

ADR	American Depositary Receipt.

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund

October 31, 2009

Shares	Description (1)	Value
	COMMON STOCKS – 88.9%

	Airlines – 2.1%

1,000	Norwegian Air Shuttle, (2), (3)	$28,388

	Auto Components – 1.1%

700	Toyota Boshoku Corporation, (3)	14,594

	Automobiles – 1.0%

4,100	PT Astra International Tbk, (3)	13,191

	Capital Markets – 2.5%

2,850	Nomura Securities Company, (3)	20,087

820	UBS AG, (2), (3)	13,673
	Total Capital Markets	33,760

	Chemicals – 3.0%

19,010	Huabao International Holdings Limited, (3)	18,059

320	Sociedad Quimica y Minera de Chile S.A	11,760

200	Stella Chemifa Corporation, (3)	11,006
	Total Chemicals	40,825

	Commercial Banks – 1.0%

28,970	PT Bank Mandiri, (3)	13,901

	Construction & Engineering – 3.6%

1,000	JGC Corporation, (3)	19,115

915	Outotect OYJ, (3)	28,940
	Total Construction & Engineering	48,055

	Diversified Financial Services – 1.1%

1,015	Climate Exchange PLC, (2), (3)	14,130

	Electrical Equipment – 1.0%

270	Saft Groupe S.A., (2), (3)	14,019

	Electronic Equipment & Instruments – 5.3%

2,955	Hollysys Automation Technologies Limited, (2)	28,427

315	Samsung Electronics, (3)	26,191

2,000	Yaskawa Electric Corporation, (3)	15,732
	Total Electronic Equipment & Instruments	70,350

	Energy Equipment & Services – 9.2%

2,110	AMEC PLC, (2), (3)	27,790

19,000	Neptune Marine Services Limited, (2), (3)	12,425

1,320	Seadrill Limited, (2), (3)	27,412

1,140	ShawCor Limited, Class A Shares	29,668

490	Tecnicas Reunidas SA, (3)	25,846
	Total Energy Equipment & Services	123,141

	Food & Staples Retailing – 0.9%

200	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	12,098

	Food Products – 1.0%

11,000	Indofood Agri Resources Limited, (2), (3)	13,132

52	Nuveen Investments

Shares	Description (1)	Value

	Gas Utilities – 1.0%

37,625	Perusahaan Gas Negara PT, (3)	$14,000

	Health Care Providers & Services – 1.0%

3,110	Healthcare Locums, (3)	13,237

	Hotels, Restaurants & Leisure – 5.4%

280	CTRIP.com, (2)	14,991

3,120	Dominos Pizza Inc., (2), (3)	15,609

13,500	Genting Berhad, (3)	28,379

475	Home Inns & Hotels Management, Inc.	12,626
	Total Hotels, Restaurants & Leisure	71,605

	Household Durables – 2.1%

1,200	Electrolux AB, Class B Shares, (2), (3)	28,763

	Household Products – 2.1%

7,595	McBride PLC, (3)	27,717

	Insurance – 2.1%

1,415	CNInsure Inc.	28,682

	Internet Software & Services – 6.5%

12,000	Alibaba.Com Limited, (3)	27,709

3,315	Opera Software ASA, (2), (3)	14,203

5,460	Telecity Group PLC, (2), (3)	29,967

860	Tencent Holdings Limited, (3)	14,975
	Total Internet Software & Services	86,854

	IT Services – 1.0%

1,030	WNS Holdings Limited, (2)	14,090

	Life Sciences Tools & Services – 0.7%

120	Lonza AG, (3)	9,331

	Machinery – 2.8%

1,100	JTEKT Corporation, (3)	11,620

1,600	Kubota Corporation, (3)	12,433

230	NKT Holdings AS, (3)	13,050
	Total Machinery	37,103

	Media – 2.2%

1,610	British Sky Broadcasting PLC, (3)	14,038

1,220	Net Servios de Comunicao, (2)	14,994
	Total Media	29,032

	Metals & Mining – 7.1%

17,715	Centamin Eqypt, (2)	35,364

2,530	Hitachi Metals Limited, (3)	24,138

1,600	Silver Wheaton Corporation, (2)	20,110

30,000	Xingda International Holdings, (3)	14,932
	Total Metals & Mining	94,544

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund (continued)

October 31, 2009

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 6.4%

3,650	Aquila Resources Limited, (2)	$24,757

3,595	Arrow Energy Limited, (2), (3)	12,992

2,005	Birchcliff Energy Limited, (2)	13,564

46,615	Bumi Resources Tbk, (3)	11,222

6,410	Paladin Energy Limited, (2)	22,866
	Total Oil, Gas & Consumable Fuels	85,401

	Personal Products – 1.1%

2,220	Hengan International Group Company Limited, (3)	14,291

	Real Estate Investment Trust – 1.0%

10,400	Mirvac Group, (3)	13,617

	Semiconductors & Equipment – 2.8%

900	Aixtron AG, (3)	26,896

800	Silicon-on-Insulator Technologies, (3)	10,915
	Total Semiconductors & Equipment	37,811

	Software – 2.7%

990	Autonomy Corporation PLC, (2), (3)	21,767

7,085	Redflex Holdings Limited, (3)	14,689
	Total Software	36,456

	Specialty Retail – 4.3%

190	Fast Retailing Company Limited, (3)	31,273

240	Hennes & Mauritz AB, (3)	13,632

150	Nitori Company Limited, (3)	12,199
	Total Specialty Retail	57,104

	Textiles, Apparel & Luxury Goods – 1.8%

4,130	Li Ning Company Limited, (3)	11,231

40	Puma AG, (3)	12,256
	Total Textiles, Apparel & Luxury Goods	23,487

	Transportation Infrastructure – 2.0%

1,310	Groupe Eurotunnel S.A., (3)	12,950

8,000	Singapore Airport Terminal Services Limited, (3)	13,980
	Total Transportation Infrastructure	26,930
	Total Investments (cost $1,005,502) – 88.9%	1,189,639
	Other Assets Less Liabilities – 11.1%	148,221
	Net Assets – 100%	$1,337,860

54	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$283,997	$905,642	$—	$1,189,639
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $1,005,502.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$204,828
Depreciation	(20,691)
Net unrealized appreciation (depreciation) of investments	$184,137

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 2.

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara EcoLogic Equity Fund

October 31, 2009

Shares	Description (1)	Value
	COMMON STOCKS – 96.9%

	Aerospace & Defense – 5.1%

650	ITT Industries, Inc.	$32,955

400	United Technologies Corporation	24,580
	Total Aerospace & Defense	57,535

	Beverages – 9.6%

750	Coca-Cola Company	39,982

500	Diageo PLC, Sponsored ADR	32,510

600	PepsiCo, Inc.	36,329
	Total Beverages	108,821

	Capital Markets – 2.3%

150	Goldman Sachs Group, Inc.	25,526

	Chemicals – 4.5%

200	Potash Corporation of Saskatchewan	18,556

400	Praxair, Inc.	31,776
	Total Chemicals	50,332

	Commercial Banks – 2.2%

900	Wells Fargo & Company	24,768

	Commercial Services & Supplies – 2.4%

900	Waste Management, Inc.	26,892

	Communications Equipment – 4.4%

1,000	Cisco Systems, Inc., (2)	22,850

650	QUALCOMM, Inc.	26,917
	Total Communications Equipment	49,767

	Computers & Peripherals – 5.2%

600	Hewlett-Packard Company	28,476

250	International Business Machines Corporation (IBM)	30,153
	Total Computers & Peripherals	58,629

	Diversified Financial Services – 2.7%

100	CME Group, Inc.	30,261

	Electric Utilities – 4.7%

500	Exelon Corporation	23,480

600	FPL Group, Inc.	29,460
	Total Electric Utilities	52,940

	Electrical Equipment – 2.7%

800	Emerson Electric Company	30,200

	Energy Equipment & Services – 2.2%

400	Schlumberger Limited	24,880

	Health Care Equipment & Supplies – 5.2%

450	Becton, Dickinson and Company	30,762

1,000	Essilor International SA, (3)	28,068
	Total Health Care Equipment & Supplies	58,830

	Health Care Providers & Services – 2.2%

450	Quest Diagnostics Incorporated	25,169

56	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 3.1%

600	McDonald’s Corporation	$35,165

	Household Products – 2.8%

550	Procter & Gamble Company	31,900

	Internet Software & Services – 1.2%

25	Google Inc., Class A, (2)	13,403

	IT Services – 2.1%

650	Accenture Limited	24,102

	Life Sciences Tools & Services – 1.2%

1,800	Lonza AG, (3)	14,040

	Machinery – 2.6%

650	Deere & Company	29,608

	Office Electronics – 2.1%

3,100	Xerox Corporation	23,312

	Oil, Gas & Consumable Fuels – 8.4%

450	Apache Corporation	42,353

400	Chevron Corporation	30,616

150	Occidental Petroleum Corporation	11,382

3,000	Paladin Energy Limited, (2), (3)	10,800
	Total Oil, Gas & Consumable Fuels	95,151

	Pharmaceuticals – 4.9%

550	Abbott Laboratories	27,814

500	Allergan, Inc.	28,125
	Total Pharmaceuticals	55,939

	Road & Rail – 4.6%

450	Burlington Northern Santa Fe Corporation	33,894

400	Norfolk Southern Corporation	18,648
	Total Road & Rail	52,542

	Semiconductors & Equipment – 6.0%

1,250	Analog Devices, Inc.	32,038

1,850	Intel Corporation	35,353
	Total Semiconductors & Equipment	67,391

	Textiles, Apparel & Luxury Goods – 2.5%

450	Nike, Inc., Class B	27,981
	Total Investments (cost $955,745) – 96.9%	1,095,084
	Other Assets Less Liabilities – 3.1%	34,761
	Net Assets – 100%	$1,129,845

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara EcoLogic Equity Fund (continued)

October 31, 2009

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$1,042,176	$52,908	$—	$1,095,084
*	Refer to the Fund’s Portfolio of Investment for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $955,745.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$150,562
Depreciation	(11,223)
Net unrealized appreciation (depreciation) of investments	$139,339

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 2.

ADR	American Depositary Receipt.

58	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund

October 31, 2009

Shares	Description (1)	Value
	COMMON STOCKS – 118.3%

	Aerospace & Defense – 2.8%

2,455	Thales S.A., (4)	$118,951

	Airlines – 1.3%

1,260	WestJet Airlines Limited	12,786

4,209	WestJet Airlines Limited, 144A	42,710
	Total Airlines	55,496

	Beverages – 1.1%

3,000	Kirin Holdings Company, Limited, (4)	48,969

	Capital Markets – 3.7%

11,000	Daiwa Securities Group Inc., (4)	57,897

16,640	Endeavor Financial Corporation	28,911

4,280	UBS AG, (2)	71,005
	Total Capital Markets	157,813

	Commercial Banks – 4.8%

5,000	77 Bank Limited, (4)	28,775

10,000	Bangkok Bank Public Company Limited, (4)	33,540

1,285	ICICI Bank Limited, ADR	40,413

76,200	Krung Thai Bank Public Company Limited	16,528

17,000	Sumitomo Trust & Banking Company, (4)	88,570
	Total Commercial Banks	207,826

	Commercial Services & Supplies – 1.0%

5,000	Toppan Printing Company Limited, (4)	44,687

	Diversified Telecommunication Services – 8.1%

4,244	Deutsche Telekom AG, ADR (3)	57,464

1,367	KT Corporation, Sponsored ADR	21,940

950	Nippon Telegraph and Telephone Corporation, ADR	19,513

4,700	Nippon Telegraph and Telephone Corporation, (4)	193,933

48,950	Telecom Italia S.p.A., (4)	53,869
	Total Diversified Telecommunication Services	346,719

	Electric Utilities – 4.7%

7,550	Centrais Electricas Brasileiras S.A., ADR, (2), (3)	96,112

875	Electricite de France S.A, (4)	48,769

4,125	Korea Electric Power Corporation, Sponsored ADR, (2), (3)	57,255
	Total Electric Utilities	202,136

	Electrical Equipment – 0.6%

50	Areva CI, (4)	26,278

	Electronic Equipment & Instruments – 1.0%

1,125	Tech Data Corporation, (2), (3)	43,234

	Energy Equipment & Services – 2.3%

3,155	BJ Services Company, (3)	60,576

640	Technip SA, (4)	40,152
	Total Energy Equipment & Services	100,728

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

October 31, 2009

Shares	Description (1)	Value

	Food & Staples Retailing – 6.2%

4,355	Kroger Co.	$100,731

2,400	Seven & I Holdings, (4)	52,541

2,240	Wal-Mart Stores, Inc.	111,283
	Total Food & Staples Retailing	264,555

	Food Products – 8.9%

165,310	Marine Harvest, (2), (4)	119,936

800	Nissin Foods Holdings Company Limited, (4)	28,230

6,555	Smithfield Foods, Inc., (2), (3)	87,444

11,817	Tyson Foods, Inc., Class A, (3)	147,949
	Total Food Products	383,559

	Health Care Providers & Services – 1.3%

2,105	Aetna Inc., (3)	54,793

	Household Durables – 2.4%

12,000	Sekisui House, Ltd., (4)	103,773

	Household Products – 2.4%

473	KAO Corporation, Sponsored ADR, (3), (4)	104,767

	Insurance – 0.9%

1,202	Loews Corporation, (3)	39,786

	Internet Software & Services – 2.2%

4,190	eBay Inc., (2), (3)	93,311

	Leisure Equipment & Products – 0.5%

15	Fields Corporation, (4)	20,054

	Machinery – 2.9%

2,385	AGCO Corporation, (2), (3)	67,042

5,085	Tata Motors Limited, ADR, (3)	57,867
	Total Machinery	124,909

	Marine – 2.0%

6,180	Stolt-Nielsen S.A., (4)	85,191

	Media – 0.7%

210	Hakuhodo DY Holdings Inc., (4)	10,548

13	TV Asahi Corporation, (4)	19,766
	Total Media	30,314

	Metals & Mining – 23.0%

4,365	Alcoa Inc., (3)	54,213

3,390	Alumina Limited, Sponsored ADR, (2), (3)	19,594

1,300	AngloGold Ashanti Limited, Sponsored ADR, (3)	48,802

5,990	Barrick Gold Corporation	215,221

50,870	Eastern Platinum Limited, (2)	33,849

13,430	Gabriel Resources, Limited, (2)	25,692

8,655	Gold Fields Limited, (4)	110,732

69,400	Lihir Gold Limited, (2), (4)	189,821

34,970	Minara Resources Limited, (2), (4)	27,008

24,285	Mineral Deposits Limited, (2), (4)	21,094

60	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

4,960	Newmont Mining Corporation	$215,562

367	Randgold Resources	24,494
	Total Metals & Mining	986,082

	Multi-Utilities – 1.0%

1,720	Ameren Corporation, (3)	41,865

	Oil, Gas & Consumable Fuels – 13.3%

885	BP PLC, Sponsored ADR	50,109

3,765	Cameco Corporation	102,446

1,000	ConocoPhillips	50,180

575	CONSOL Energy Inc.	24,616

2,985	ERG S.p.A., (4)	44,059

1,725	Gazprom OAO, ADR, (4)	41,369

6,000	Nippon Oil Corporation, (4)	29,567

2,110	Peabody Energy Corporation, (3)	83,535

300	PetroChina Company Limited, ADR, (3)	36,012

2,160	StatoilHydro ASA, Sponsored ADR	51,106

4,068	Tesoro Corporation, (3)	57,522
	Total Oil, Gas & Consumable Fuels	570,521

	Paper & Forest Products – 2.7%

9,790	Mondi Plc, (4)	54,038

4,975	UPM-Kymmene Corporation, (4)	59,707
	Total Paper & Forest Products	113,745

	Pharmaceuticals – 6.5%

645	AstraZeneca PLC, Sponsored ADR, (3)	28,967

6,205	Pfizer Inc.	105,671

3,925	Sanofi-Aventis, Sponsored ADR	144,911
	Total Pharmaceuticals	279,549

	Road & Rail – 2.3%

1,785	Union Pacific Corporation, (3)	98,425

	Software – 2.2%

3,435	Microsoft Corporation, (3)	95,253

	Trading Companies & Distributors – 1.3%

4,100	Mitsui & Company Limited, (4)	53,845

	Water Utilities – 1.0%

1,150	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (3)	44,298

	Wireless Telecommunication Services – 3.2%

1,765	TIM Participacoes S.A., ADR	41,636

2,285	Turkcell Iletisim Hizmetleri A.S., ADR, (3)	37,543

2,595	Vodafone Group PLC, Sponsored ADR	57,582
	Total Wireless Telecommunication Services	136,761
	Total Common Stocks (cost $4,348,073)	5,078,193

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

October 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 8.6%

$368	Repurchase Agreement with State Street Bank, dated 10/30/09, repurchase price $367,702, collateralized by $380,000 U.S. Treasury Bills, 0.000%, due 4/15/10, value $379,734	0.010%	11/02/09	$367,702
	Total Short-Term Investments (cost $367,702)			367,702
	Total Investments (cost $4,715,775) – 126.9%			5,445,895

	COMMON STOCKS SOLD SHORT – (27.2)%

	Chemicals – (2.9)%

(2,385)	Sigma-Aldrich Corporation			$(123,853)

	Diversified Consumer Services – (3.5)%

(740)	Strayer Education Inc.			(150,198)

	Food Products – (0.7)%

(460)	Green Mountain Coffee Inc., (2)			(30,613)

	Health Care Equipment & Supplies – (1.0)%

(560)	C. R. Bard, Inc.			(42,039)

	Hotels, Restaurants & Leisure – (3.1)%

(700)	Chipotle Mexican Grill, (2)			(57,043)

(1,205)	P.F. Changs China Bistro, Inc., (2)			(35,174)

(1,020)	WMS Industries Inc., (2)			(40,780)
	Total Hotels, Restaurants & Leisure			(132,997)

	Internet & Catalog Retail – (2.6)%

(940)	Amazon.com, Inc., (2)			(111,681)

	Personal Products – (2.7)%

(1,845)	Chattem Inc., (2)			(116,918)

	Pharmaceuticals – (1.1)%

(940)	Abbott Laboratories			(47,536)

	Specialty Retail – (9.6)%

(1,415)	AutoZone, Inc., (2)			(191,463)

(7,000)	Urban Outfitters, Inc., (2)			(219,660)
	Total Specialty Retail			(411,123)
	Total Common Stocks Sold Short (proceeds $1,139,184)			(1,166,958)
	Other Assets Less Liabilities – 0.3%			11,652
	Net Assets – 100%			$4,290,589

62	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$3,117,757	$1,960,436	$—	$5,078,193
Short-Term Investments	367,702	—	—	367,702
Common Stocks Sold Short	(1,166,958)	—	—	(1,166,958)
Total	$2,318,501	$1,960,436	$—	$4,278,937
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $4,733,543.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$767,128
Depreciation	(54,776)
Net unrealized appreciation (depreciation) of investments	$712,352

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, segregated as collateral for securities lending.

(4)	For fair value measurement disclosure purposes, investment categorized as Level 2.

ADR	American Depositary Receipt.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Nuveen Investments	63

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2009